Debentures	12 Months Ended
Dec. 31, 2018
Debentures Abstract
Debentures
Issue date	Series	Maturity	Annual financial charges (%)	2018	2017
March-2013	Single	March-2025	IPCA + 6%	210,506	216,968
September-2013	Single	September-2025	126,5% of CDI	84,003	96,356
				294,509	313,324

Current liabilities				27,732	27,183
Non-current liabilities				266,777	286,141
Total				294,509	313,324

(a)             Payment schedule

The amount of debentures with long-term maturities, is as follows:

	2018	2017

2019		26,629
2020	44,811	43,674
2021	50,722	49,326
2022	50,745	49,326
2023	50,769	49,326
2024	50,796	49,326
2025	18,934	18,534
Total	266,777	286,141

(b)             Guarantees

The Company entered into agreements for the fiduciary assignment of receivables, with the maintenance of collection accounts in order to meet the debt service equivalent for up to three months of future installments, in accordance with the respective assignment agreements.